Reverse Acquisition: Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - Successor	3 Months Ended
Sep. 30, 2017 USD ($)
Cash	$ 3,550
Receivables	150,000
total assets acquired	153,550
Accounts payable and accrued liabilities	456,599
Due to former management	127,199
Debt	26,314
Total liabilities assumed	610,112
Net liabilities assumed	456,562
Business Combination, Consideration Transferred	662,047
Goodwill	$ 1,118,609